Loans and Allowance for Loan Losses, Alowance for Credit Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 9,024,000	$ 10,320,000
Provision for Credit Losses	958,000	4,648,000
Charge-offs	3,381,000	6,132,000
Recoveries	(848,000)	(188,000)
Net Charge-offs	2,533,000	5,944,000
Ending Balance	7,449,000	9,024,000
Ending Balance: Individually evaluated for impairment	2,179,000	2,808,000
Ending Balance: Collectively evaluated for impairment	5,270,000	6,216,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	29,858,000	51,003,000
Ending balance: Collectively Evaluated for Impairment	361,187,000	357,352,000
Ending Balance	391,045,000	408,355,000
Maximum amount of all loan relationships review in addition to annual loan relationship	500,000
Maximum amount of Loans include annual reviews on loan relationships	100,000
Residential 1-4 Family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,618,000	1,521,000
Provision for Credit Losses	47,000	1,049,000
Charge-offs	584,000	971,000
Recoveries	(161,000)	(19,000)
Net Charge-offs	423,000	952,000
Ending Balance	1,242,000	1,618,000
Ending Balance: Individually evaluated for impairment	491,000	571,000
Ending Balance: Collectively evaluated for impairment	751,000	1,047,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	11,045,000	15,553,000
Ending balance: Collectively Evaluated for Impairment	156,732,000	153,474,000
Ending Balance	167,777,000	169,027,000
Multifamily [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	477,000	229,000
Provision for Credit Losses	49,000	494,000
Charge-offs	246,000	246,000
Recoveries	0	0
Net Charge-offs	246,000	246,000
Ending Balance	280,000	477,000
Ending Balance: Individually evaluated for impairment	5,000	201,000
Ending Balance: Collectively evaluated for impairment	275,000	276,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	405,000	1,566,000
Ending balance: Collectively Evaluated for Impairment	16,943,000	13,809,000
Ending Balance	17,348,000	15,375,000
Construction, Land Development, Other Land Loans [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,746,000	2,155,000
Provision for Credit Losses	(858,000)	1,395,000
Charge-offs	518,000	1,857,000
Recoveries	(453,000)	(53,000)
Net Charge-offs	65,000	1,804,000
Ending Balance	823,000	1,746,000
Ending Balance: Individually evaluated for impairment	0	606,000
Ending Balance: Collectively evaluated for impairment	823,000	1,140,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,660,000	6,542,000
Ending balance: Collectively Evaluated for Impairment	17,501,000	16,753,000
Ending Balance	19,161,000	23,295,000
Commercial Real Estate - Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,209,000	504,000
Provision for Credit Losses	511,000	1,222,000
Charge-offs	686,000	517,000
Recoveries	(5,000)	0
Net Charge-offs	681,000	517,000
Ending Balance	1,039,000	1,209,000
Ending Balance: Individually evaluated for impairment	369,000	323,000
Ending Balance: Collectively evaluated for impairment	670,000	886,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	7,708,000	12,355,000
Ending balance: Collectively Evaluated for Impairment	56,796,000	59,012,000
Ending Balance	64,504,000	71,367,000
Commercial Real Estate - Non-Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	400,000	1,353,000
Provision for Credit Losses	856,000	(677,000)
Charge-offs	183,000	276,000
Recoveries	(2,000)	0
Net Charge-offs	181,000	276,000
Ending Balance	1,075,000	400,000
Ending Balance: Individually evaluated for impairment	494,000	343,000
Ending Balance: Collectively evaluated for impairment	581,000	57,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	6,427,000	9,341,000
Ending balance: Collectively Evaluated for Impairment	29,109,000	27,148,000
Ending Balance	35,536,000	36,489,000
Second Mortgages [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	371,000	323,000
Provision for Credit Losses	(123,000)	389,000
Charge-offs	90,000	351,000
Recoveries	(3,000)	(10,000)
Net Charge-offs	87,000	341,000
Ending Balance	161,000	371,000
Ending Balance: Individually evaluated for impairment	0	10,000
Ending Balance: Collectively evaluated for impairment	161,000	361,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	321,000	726,000
Ending balance: Collectively Evaluated for Impairment	8,977,000	11,521,000
Ending Balance	9,298,000	12,247,000
Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	69,000	83,000
Provision for Credit Losses	(16,000)	11,000
Charge-offs	23,000	25,000
Recoveries	0	0
Net Charge-offs	23,000	25,000
Ending Balance	30,000	69,000
Ending Balance: Individually evaluated for impairment	0	0
Ending Balance: Collectively evaluated for impairment	30,000	69,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	0	0
Ending balance: Collectively Evaluated for Impairment	8,287,000	9,126,000
Ending Balance	8,287,000	9,126,000
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	336,000	229,000
Provision for Credit Losses	(237,000)	359,000
Charge-offs	4,000	272,000
Recoveries	(2,000)	(20,000)
Net Charge-offs	2,000	252,000
Ending Balance	97,000	336,000
Ending Balance: Individually evaluated for impairment	2,000	38,000
Ending Balance: Collectively evaluated for impairment	95,000	298,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	502,000	1,309,000
Ending balance: Collectively Evaluated for Impairment	10,678,000	10,898,000
Ending Balance	11,180,000	12,207,000
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	764,000	516,000
Provision for Credit Losses	101,000	764,000
Charge-offs	453,000	585,000
Recoveries	(74,000)	(69,000)
Net Charge-offs	379,000	516,000
Ending Balance	486,000	764,000
Ending Balance: Individually evaluated for impairment	1,000	41,000
Ending Balance: Collectively evaluated for impairment	485,000	723,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	328,000	625,000
Ending balance: Collectively Evaluated for Impairment	22,327,000	23,406,000
Ending Balance	22,655,000	24,031,000
Commercial and Agricultural [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,620,000	2,185,000
Provision for Credit Losses	356,000	450,000
Charge-offs	594,000	1,032,000
Recoveries	(148,000)	(17,000)
Net Charge-offs	446,000	1,015,000
Ending Balance	1,530,000	1,620,000
Ending Balance: Individually evaluated for impairment	817,000	675,000
Ending Balance: Collectively evaluated for impairment	713,000	945,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,462,000	2,986,000
Ending balance: Collectively Evaluated for Impairment	33,837,000	32,205,000
Ending Balance	35,299,000	35,191,000
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	414,000	1,222,000
Provision for Credit Losses	272,000	(808,000)
Charge-offs	0	0
Recoveries	0	0
Net Charge-offs	0	0
Ending Balance	686,000	414,000
Ending Balance: Individually evaluated for impairment	0	0
Ending Balance: Collectively evaluated for impairment	686,000	414,000
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	0	0
Ending balance: Collectively Evaluated for Impairment	0	0
Ending Balance	$ 0	$ 0